Prepayment for Purchase of a Property	6 Months Ended
Mar. 31, 2026
Prepayment for Purchase of a Property [Abstract]
PREPAYMENT FOR PURCHASE OF A PROPERTY

NOTE 11 — PREPAYMENT FOR PURCHASE OF A PROPERTY

On May 6, 2021, the Company entered into a real estate property purchase agreement with a third party, Jiangxi Yueshang Investment Co., Ltd. (“Jiangxi Yueshang”), pursuant to which the Company agreed to purchase a certain residential apartment and commercial office space totaling 2,749.30 square meters, at a total purchase price of RMB32 million (approximately $4.6 million). Pursuant to the agreement, the Company was required to make a prepayment in the amount of 50% of the total purchase price, with 20% of the total purchase price payable upon the availability of a certificate of occupancy, and the remaining 30% of the total purchase price payable upon delivery of the property.

As of March 31, 2026, the Company had made a prepayment of RMB16 million (approximately $2.3 million) to Jiangxi Yueshang. Construction of the property was completed in May 2025. The Real Estate Ownership Certificate for the property is currently being obtained, and the remaining balance of RMB16 million (approximately $2.3 million) will be payable upon receipt thereof.